EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
4. EARNINGS PER SHARE
The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2020	2019	2018
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$269,579	$245,950	$242,932
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	23,140	20,412	19,792

Earnings allocated to Watsco, Inc. shareholders	$246,439	$225,538	$223,140

Weighted-average common shares outstanding - Basic	35,069,516	34,644,700	34,319,890

Basic earnings per share for Common and Class B common stock	$7.03	$6.51	$6.50

Allocation of earnings for Basic:
Common stock	$228,361	$208,779	$206,355
Class B common stock	18,078	16,759	16,785

	$246,439	$225,538	$223,140

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$269,579	$245,950	$242,932
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	23,140	20,411	19,788

Earnings allocated to Watsco, Inc. shareholders	$246,439	$225,539	$223,144

Weighted-average common shares outstanding - Basic	35,069,516	34,644,700	34,319,890
Effect of dilutive stock options	81,055	30,941	54,379

Weighted-average common shares outstanding - Diluted	35,150,571	34,675,641	34,374,269

Diluted earnings per share for Common and Class B common stock	$7.01	$6.50	$6.49

Diluted earnings per share for our Common stock assumes the conversion of all our Class B common stock into Common stock as of the beginning of the fiscal year; therefore, no allocation of earnings to Class B common stock is required. At December 31, 2020, 2019
,
and 2018, our outstanding Class B common stock was convertible into 2,572,536, 2,574,336
,
and 2,581,627 shares of our Common stock, respectively.
Diluted earnings per share excluded 19,722, 205,380, and 74,270 shares for the years ended December 31, 2020, 2019
,
and 2018, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.